Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment

Property and equipment consists of the following:

	December 31,
	2019	2020
	RMB	RMB

Gross carrying amount
Servers, computers and equipment	1,309,687	1,968,376
Buildings	867,518	998,916
Construction in progress	333,122	456,027
Decoration of buildings	103,305	103,059
Leasehold improvements	44,522	58,503
Motor vehicles	43,275	43,232
Furniture, fixture and office equipment	30,441	31,241
Total	2,731,870	3,659,354
Less: accumulated depreciation	(647,486)	(1,038,557)

Less: impairment loss	(5,300)	—

Property and equipment, net	2,079,084	2,620,797